Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity (Tables) [Line Items]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	4.98 years	July 6, 2021
Grants of Series A Warrants	576,924	2.98 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	2.98 years	July 9, 2022
Grants of Series B Warrants	390,579	- years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of June 30, 2020 (unaudited)	9,903,401	1.02 years
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
Balance of warrants outstanding as of June 30, 2021 (unaudited)	9,903,401	0.52 years

Series A Warrants [Member]
Equity (Tables) [Line Items]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
	On July 10, 2018	On December 31, 2020	On June 31, 2021
Terms of warrants	48 months	18 months	12 months
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	0.12%	0.16%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.45	2.19